License Agreement for HT-100 (Details Narrative) - License Agreement [Member]	Aug. 29, 2019 USD ($)
Consideration amount to be paid	$ 10,000
Achieving Certain Future Development and Regulatory Milestones Related to Drug [Member] | Maximum [Member]
Consideration amount to be paid	$ 12,000,000